EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
Schedule of earnings per share for continuing operations
The following table sets forth the computation of basic and diluted earnings per share (“EPS”) for continuing operations, for the years ended December 31:

Continuing operations	2018	2017	2016

(In millions of U.S. dollars, except share and per share amounts)

Numerator:
Profit / (loss) for the period attributable to the owners of the parent	(397)	(115)	(439)

Denominator:
Weighted average common shares outstanding for basic earnings per share (in millions)	1,749	1,749	1,749
Denominator for diluted earnings per share (in millions)	1,749	1,749	1,749

Basic (loss) / earnings per share	($0.23)	($0.07)	($0.25)
Diluted (loss) / earnings per share	($0.23)	($0.07)	($0.25)

Schedule of earnings per share for discontinuing operations
The following table sets forth the computation of basic and diluted earnings per share (“EPS”) for discontinued operations, for the years ended December 31:

Discontinued operations	2018	2017	2016

(In millions of U.S. dollars, except share and per share amounts)

Numerator:
Profit / (loss) for the period attributable to the owners of the parent	979	(390)	2,767

Denominator:
Weighted average common shares outstanding for basic earnings per share (in millions)	1,749	1,749	1,749
Denominator for diluted earnings per share (in millions)	1,749	1,749	1,749

Basic (loss) / earnings per share	$0.56	($0.22)	$1.58
Diluted (loss) / earnings per share	$0.56	($0.22)	$1.58